PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14

PGIM Floating Rate Income Fund

PGIM ETF TRUST

PGIM Floating Rate Income ETF

(each a “Fund” and collectively the “Funds”)

Supplement dated October 24, 2024

to each Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund’s Summary Prospectus, Prospectus and SAI and retain it for future reference.

Effective October 30, 2024, Mr. Michael Haigh will replace Mr. Ian Johnston as a portfolio manager on each Fund’s portfolio management team.

To reflect this change, each Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective October 30, 2024:

1.All references to Mr. Johnston are removed from each Fund’s Summary Prospectus, Prospectus and SAI.

2.The tables in the section of each Fund’s Summary Prospectus and Prospectus entitled “Management of the Fund” are hereby revised by adding the information set forth below with respect to Mr. Haigh:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	PGIM Fixed	Michael Haigh,	Principal and Portfolio	October 2024
LLC	Income/PGIM	CFA	Manager
Limited

3.The section of each Fund’s Prospectus entitled “How the Fund is Managed – Portfolio Managers” is hereby revised by adding the following professional biography for Mr. Haigh:

Michael Haigh, CFA, is a Principal and Portfolio Manager for PGIM Fixed Income's U.S. Leveraged Loan Team. Previously, Mr. Haigh was a credit analyst for PGIM Fixed Income's U.S. Leveraged Finance Credit Research team where he covered the auto, auto part, industrial, industrial service, IPP, and utility sectors. Mr. Haigh also had previous experience covering the healthcare and retail sectors within the Bank Loan Credit team. Prior to that, he provided junior coverage in the retail/consumer, industrials, energy, chemicals and paper sectors. Before joining the Research Team, he was an associate in the Securities Operations Leadership Development Program. Mr. Haigh joined the Firm in 2005 from The College of New Jersey where he received a BS in Business Administration with a concentration in Finance. He holds the Chartered Financial Analyst (CFA) designation.

4.The table in the section of PGIM Floating Rate Income Fund’s SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Information About Other Accounts Managed” is hereby revised by adding the following information pertaining to Mr. Haigh:

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Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets
		Companies/Total	Vehicles/ Total
		Assets	Assets

PGIM Fixed	Michael	28/ $17,023,687,607	72/ $29,157,039,319	114/ $23,002,291,791
Income/PGIM	Haigh, CFA		1/ $257,555,547	3/ $304,618,694
Limited

*Information is as of August 31, 2024.

5.The table in the section of the PGIM Floating Rate Income Fund’s SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Personal Investments and Financial Interests” is hereby revised by adding the following information pertaining to Mr. Haigh:

Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial
Interests in the Fund and Similar
Strategies*
PGIM Fixed Income/PGIM Limited	Michael Haigh, CFA**	None
*“Investments and Other Financial Interests in the	Fund and Similar Strategies” include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other financial interests”
are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. “Other Investment Accounts” in similar strategies include other registered investment companies, insurance company separate accounts, and collective and commingled trusts. The dollar range for Michael Haigh’s investment in the Fund as of August 31, 2024 is as follows: None.
**Information is as of August 31, 2024.

6.The table in the section of PGIM Floating Rate Income ETF’s SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Information About Other Accounts Managed” is hereby revised by adding the following information pertaining to Mr. Haigh:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
	Managers	Investment	Investment	Total Assets
		Companies/Total	Vehicles/ Total
		Assets	Assets

PGIM Fixed	Michael	28/ $19,016,233,603	72/ $29,157,039,319	114/ $23,002,291,791
Income/PGIM	Haigh, CFA		1/ $257,555,547	3/ $304,618,694
Limited

*Information is as of August 31, 2024.

7.The table in the section of the PGIM Floating Rate Income ETF’s SAI entitled “Management & Advisory Arrangements - The Fund’s Portfolio Managers: Personal Investments and Financial Interests” is hereby revised by adding the following information pertaining to Mr. Haigh:

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Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests in the Fund and Similar
Strategies*
PGIM Fixed Income/PGIM Limited	Michael Haigh, CFA**	None
*“Investments and Other Financial Interests in the	Fund and Similar Strategies” include direct investment in the indicated Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other financial interests” are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the indicated Fund. “Other Investment Accounts” in similar strategies include other PGIM Funds, insurance company separate accounts, and collective and commingled trusts. The dollar range for Michael Haigh’s investment in the Fund as of August 31, 2024 is as follows: None.
**Information is as of August 31, 2024.

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